Summary of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial liabilities measured at fair value:
Contingent consideration, Carrying value	$ 3,023	$ 0		$ 2,262
Contingent consideration, Fair Value	3,023	0		2,262
Deferred compensation plan liability	6,424	10,574		19,259
Deferred compensation plan, Fair value	6,424	10,574		19,259
Financial assets not measured at fair value:
Cash and cash equivalents, Carrying value	40,039	51,529	$ 40,868	36,480	$ 84,091	$ 50,272
Cash and cash equivalents, Fair value	40,039	51,529		36,480
Restricted cash, Carrying value	13,276	7,914	$ 12,389	9,076	$ 9,752	$ 5,684
Restricted cash, Fair value	13,276	7,914		9,076
Accounts receivable, net, Carrying value	9,232	4,928		5,127
Due from affiliates, Carrying value	93	45		0
Due from affiliates, estimated fair value		45		0
Receivables, Fair value	9,232	4,928		5,127
Investments in unconsolidated entities, Carrying value	2,990	500		500
Investments in unconsolidated entities, Estimated fair value	2,990	500		500
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses, Carrying value	26,154	24,880		20,529
Accounts payable and accrued expenses, Fair value	26,154	24,880		20,529
Due to affiliates, Carrying value	726	2,032		4,272
Due to affiliates, Fair value	726	2,032		4,272
Other liabilities, Carrying value	14,532	8,418		9,076
Other liabilities, Fair value	14,179	8,418		9,076
Notes payable, Carrying value	25,102	18,006		11,947
Notes payable, Fair value				12,040
Minimum
Financial liabilities not measured at fair value:
Notes payable, Fair value	23,591	16,681
Maximum
Financial liabilities not measured at fair value:
Notes payable, Fair value	$ 26,075	$ 18,437
Maximum maturity period of financial assets	90 days	90 days
Ashford Trust OP
Financial assets not measured at fair value:
Due from related parties, Carrying value	$ 4,872	$ 5,293		13,346
Due from related parties, Fair Value	4,872	5,293		13,346
Braemar OP
Financial assets not measured at fair value:
Due from related parties, Carrying value	1,830	1,996		1,738
Due from related parties, Fair Value	$ 1,830	$ 1,996		$ 1,738